Basis of Preparation	12 Months Ended
Aug. 31, 2019
Notes To Financial Statements [Abstract]
Basis of Preparation
2.	Basis of Preparation

2.1	Statement of compliance

The Company’s consolidated financial statements, including comparatives, have been prepared in accordance with and using accounting policies in full compliance with the International Financial Reporting Standards (“IFRS”) and International Accounting Standards (“IAS”) issued by the International Accounting Standards Board (“IASB”) and Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”), effective for the Company’s reporting for the year ended August 31, 2019.

These consolidated financial statements were approved and authorized by the Board of Directors of the Company on November 26, 2019.

2.2	Basis of presentation

The consolidated financial statements of the Company as at and for the years ended August 31, 2019 and 2018 comprise of the Company and its subsidiaries (together referred to as the “Company” or “Group”).

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments, which are measured at fair value, as explained in the accounting policies set out in note 3.

2.3	Adoption of new and revised standards and interpretations

Adoption of New Accounting Standards

The adoption of the following new standards, interpretations and amendments where included in the financial statements for the year beginning September 1, 2018.

IFRS 9 Financial Instruments (“IFRS 9”) – In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments, bringing together the classification and measurement, impairment and hedge accounting phases of the IASB’s project to replace IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9’s key changes include but are not limited to eliminating the previous IAS 39 categories for financial assets of held to maturity, loans and receivables, and available for sale and (ii) replacing IAS 39’s incurred loss model with the expected credit loss model in evaluating certain financial assets for impairment. In implementing IFRS 9, the Company updated the financial instrument classifications within its accounting policy as follows:

	IAS 39	IFRS 9
Cash	Fair Value through profit or loss	Fair Value through profit or loss
Other receivables	Loans and Receivables, measured at amortized cost	Amortized cost
Accounts payable and accrued liabilities, leases payable, convertible loan, gold bullion loans	Financial liabilities at amortized cost	Financial liabilities at amortized cost

There was no material impact on the Company’s consolidated financial statements upon adoption of this standard.

IFRS 15 Revenue From Contracts with Customers

The Company has adopted all of the requirements of IFRS 15 as of September 1, 2018. IFRS 15 replaced IAS 18 Revenue, IAS 11 Construction Contracts, and related interpretations on revenue. The Company has used the modified retrospective transition method, which had no impact on the Company’s consolidated financial statements as the Company has not yet reached commercial production and had no revenue recorded in the financial statements. The following is the Company’s new accounting policy for revenue recognition under IFRS 15:

Revenue recognition

During the development stage of a mine up until the determination of commercial production, incidental revenues earned are credited against the mineral property and deferred development costs. Once commercial production is declared, revenue from the sales of gold and silver is recognized based on the identification of contracts with a customer, the determination of performance obligation under the contract and the related transaction price, and the point at which the Company satisfies its performance obligation.

New standards and interpretations to be adopted in future

At the date of authorization of these Financial Statements, the IASB and IFRIC has issued the following new and revised standards and interpretations which are not yet effective for the relevant reporting periods and which the Company has not early adopted these standards, amendments and interpretations.

IFRS 16 - In 2016, the IASB issued IFRS 16, Leases (“IFRS 16”), replacing IAS 17, Leases and related interpretations. The standard introduces a single on-balance sheet recognition and measurement model for lessees, eliminating the distinction between operating and finance leases. Lessors continue to classify leases as finance and operating leases. IFRS 16 becomes effective for annual periods beginning on or after January 1, 2019, and is to be applied retrospectively. The Company is assessing the impact of the implementation of IFRS 16 on its consolidated financial statements, but does not anticipate that the impact will be significant.